UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31,
Date of reporting period: March 31, 2010

ITEM 1.	CONSOLIDATED SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PERMAL TACTICAL
ALLOCATION FUND

FORM N-Q
MARCH 31, 2010

Consolidated Schedule of Investments (unaudited)	March 31, 2010

LEGG MASON PERMAL TACTICAL ALLOCATION FUND
DESCRIPTION	SHARES	VALUE

INVESTMENTS IN UNDERLYING FUNDS — 98.4%

Calamos Investment Trust - Calamos Convertible Fund, Class I Shares	120,236	$ 2,166,660
ETFS Securities - ETFS Physical Platinum	6,365	1,028,775	*
iShares® Silver Trust	61,105	1,047,340	*

iShares Trust: iShares Barclays TIPS Bond Fund	14,901	1,548,363
iShares Dow Jones US Healthcare Providers Index Fund	19,828	1,034,427	*
iShares MSCI Emerging Markets Index Fund	18,616	784,106
iShares MSCI Japan Index Fund	246,170	2,570,015
iShares MSCI Pacific ex-Japan Index Fund	18,065	776,614
iShares Nasdaq Biotechnology Index Fund	11,294	1,027,076
John Hancock Funds II - John Hancock Floating Rate Income Fund, Class I Shares	224,819	2,167,250
Legg Mason Charles Street Trust, Inc. - Legg Mason Global Opportunities Bond Fund, Class IS Shares	413,382	4,233,028	(a)
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	128,612	1,621,803	(a)

Legg Mason Partners Equity Trust: Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	22,408	2,300,831	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	340,563	4,386,451	(a)

Legg Mason Partners Income Trust: Legg Mason Western Asset Adjustable Rate Income Fund, Class I Shares	255,421	2,130,211	(a)
Legg Mason Western Asset Short-Term Bond Fund, Class I Shares	561,374	2,121,993	(a)

Market Vectors ETF Trust - Market Vectors Agribusiness ETF	22,920	1,035,755
PowerShares DB Commodity Index Tracking Fund	43,805	1,030,294	*

ProShares Trust: ProShares UltraShort 20+ Year Treasury	30,885	1,503,791	*
ProShares UltraShort FTSE/Xinhua China 25	61,035	479,735	*
Rydex Series Funds - Managed Futures Strategy Fund, H-Class Shares	62,028	1,600,940	*

Select Sector SPDR®: Consumer Staples Select Sector SPDR® Fund	74,745	2,086,133
Utilities Select Sector SPDR® Fund	70,495	2,088,767
SPDR® Gold Trust - SPDR® Gold Shares	14,000	1,525,300	*
SPDR® Index Shares Funds - SPDR® Russell/Nomura Small Cap™ Japan ETF	11,855	478,586

The Royce Fund: Royce Special Equity Fund, Institutional Class Shares	120,792	2,266,061	(a)
Royce Value Fund, Institutional Class Shares	102,791	1,096,777	*(a)

Western Asset Funds, Inc.: Western Asset Core Bond Portfolio, Institutional Select Class Shares	391,008	4,297,176	(a)
Western Asset High Yield Portfolio, Institutional Select Class Shares	130,012	1,123,307	(a)
WisdomTree Currency ETFS - WisdomTree Dreyfus Chinese Yuan Fund	61,373	1,543,531	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $50,363,115)		53,101,096

SECURITY	RATE	MATURITY DATE	FACE AMOUNT

SHORT-TERM INVESTMENT — 1.7%

Repurchase Agreement — 1.7%

State Street Bank & Trust Co., dated 03/31/10; Proceeds at maturity - $920,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 9/2/10; Market value - $939,154) (Cost - $920,000)	0.000%	4/1/10	$ 920,000	920,000

TOTAL INVESTMENTS — 100.1% (Cost — $51,283,115#)				54,021,096

Liabilities in Excess of Other Assets — (0.1)%				(41,306)

TOTAL NET ASSETS — 100.0%				$ 53,979,790

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Legg Mason, Inc.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
SPDR® - Standard & Poor’s Depositary Receipts

See Notes to Consolidated Schedule of Investments.

1

Notes to Consolidated Schedule of Investments (unaudited)

1.   Organization and Significant Accounting Policies

Legg Mason Permal Tactical Allocation Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund may invest directly in fixed income, indexed or other performance-related instruments (including exchange-traded notes (“ETNs”)), equity securities, forwards and derivatives. However, while authorized to invest directly, most of the Fund’s long or short exposure to asset classes will be achieved indirectly through investments in a combination of intermediary securities such as open-end (including exchange-traded funds (“ETFs”)), and closed-end funds as well as funds that are commonly referred to as hedge funds.

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Tactical Allocation Fund, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary”). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals and commodity-linked derivative instruments. These consolidated schedule of investments are consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Investments in Underlying Funds†	$53,101,096	—	—	$53,101,096

Short-term investment†	—	$920,000	—	920,000

Total investments	$53,101,096	$920,000	—	$54,021,096

†See Consolidated Schedule of Investments for additional detailed categorizations.

2

Notes to Consolidated Schedule of Investments (unaudited)(continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,947,179
Gross unrealized depreciation	(209,198)

Net unrealized appreciation	$2,737,981

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Fund did not invest in any derivative instruments.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: May 26, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: May 26, 2010